Segments and Information about Revenues by Geographic Area	9 Months Ended
Sep. 30, 2013
Segments and Information about Revenues by Geographic Area

Note 10. Segments and Information about Revenues by Geographic Area

An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and incur expenses whose separate financial information is available and is evaluated regularly by our CODM, or decision making group, to perform resource allocations and performance assessments.

Our CODMs are our Chief Executive Officer and Chief Financial Officer. Our CODMs review financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

Based on the evaluation of our financial information, management believes that we operate in one reportable segment.

The following table presents our revenues by geographic region of end users who purchased products or services for the periods presented below:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
United States and Canada	$29,157	$52,268	$106,177	$72,338	$122,905
International	5,004	10,092	21,556	13,589	28,076

Total revenues	$34,161	$62,360	$127,733	$85,927	$150,981

Substantially all of our long-lived assets were located in the United States as of December 31, 2011 and 2012 and September 30, 2013.